Income Taxes - Narrative (Details)			12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate reconciliation, percent			(0.63%)	(0.23%)
Operating loss carryforwards, expiration term	20 years
Minimum [Member]
Effective income tax rate reconciliation, percent		80.00%
Maximum [Member]
Effective income tax rate reconciliation, percent	100.00%